Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PENN SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	psfi_SupplementTextBlock	PENN SERIES FUNDS, INC.

Supplement dated September 7, 2018
to the Prospectus dated May 1, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

II.	International Equity Fund

On September 5, 2018, PMAM recommended, and the Board of Directors of the Company approved, a reduction in the investment advisory and sub-advisory fees paid by the International Equity Fund (the "Fund").

Accordingly, effective October 1, 2018, the fee table under the heading "Annual Fund Operating Expenses" and the expense examples under the heading "Example" in the Fund's "Fund Summary" section are hereby replaced in their entirety by the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	1.07%

*	The expense information in the table has been restated to reflect a reduction in the Fund's current Investment Advisory Fees effective October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Penn Series International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psfi_SupplementTextBlock	PENN SERIES FUNDS, INC.

Supplement dated September 7, 2018
to the Prospectus dated May 1, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

II.	International Equity Fund

On September 5, 2018, PMAM recommended, and the Board of Directors of the Company approved, a reduction in the investment advisory and sub-advisory fees paid by the International Equity Fund (the "Fund").

Accordingly, effective October 1, 2018, the fee table under the heading "Annual Fund Operating Expenses" and the expense examples under the heading "Example" in the Fund's "Fund Summary" section are hereby replaced in their entirety by the following:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Investment Advisory Fees	0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses*	1.07%

*	The expense information in the table has been restated to reflect a reduction in the Fund's current Investment Advisory Fees effective October 1, 2018.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$109	$340	$590	$1,306

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect a reduction in the Fund’s current Investment Advisory Fees effective October 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the examples were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:
Penn Series International Equity Fund | International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Investment Advisory Fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	$ 1,306

[1]	The expense information in the table has been restated to reflect a reduction in the Fund's current Investment Advisory Fees effective October 1, 2018.